Consolidated Statements of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Processing and services revenues (for related party activity, see note 5)	$ 6,413.8		$ 6,063.4		$ 5,795.8
Cost of revenues (for related party activity, see note 5)	4,332.7		4,092.7		3,956.2
Gross profit	2,081.1		1,970.7		1,839.6
Selling, general, and administrative expenses (for related party activity, see note 5)	810.5		907.8		763.3
Operating income	1,270.6		1,062.9		1,076.3
Other income (expense):
Interest income	15.3		10.4		8.6
Interest expense	(172.8)		(198.6)		(231.3)
Other income (expense), net	(59.7)		(51.2)		(25.3)
Total other income (expense)	(217.2)		(239.4)		(248.0)
Earnings from continuing operations before income taxes	1,053.4		823.5		828.3
Provision for income taxes	335.1		308.9		270.1
Earnings from continuing operations, net of tax	718.3		514.6		558.2
Earnings (loss) from discontinued operations, net of tax	(11.4)		3.1		(77.1)
Net earnings	706.9		517.7		481.1
Net earnings attributable to noncontrolling interest	(27.8)		(24.6)		(19.9)
Net earnings attributable to FIS common stockholders	679.1		493.1		461.2
Net earnings per share — basic from continuing operations attributable to FIS common stockholders (in dollars per share)	$ 2.42		$ 1.69		$ 1.84
Net earnings (loss) per share — basic from discontinued operations attributable to FIS common stockholders (in dollars per share)	$ (0.04)		$ 0.01		$ (0.26)
Net earnings per share — basic attributable to FIS common stockholders (in dollars per share)	$ 2.38	[1]	$ 1.70	[1]	$ 1.58	[1]
Weighted average shares outstanding — basic	284.8		289.7		291.8
Net earnings per share — diluted from continuing operations attributable to FIS common stockholders (in dollars per share)	$ 2.39		$ 1.67		$ 1.81
Net earnings (loss) per share — diluted from discontinued operations attributable to FIS common stockholders (in dollars per share)	$ (0.04)		$ 0.01		$ (0.26)
Net earnings per share — diluted attributable to FIS common stockholders (in dollars per share)	$ 2.35	[1]	$ 1.68	[1]	$ 1.55	[1]
Weighted average shares outstanding — diluted (shares)	288.7		294.2		297.5
Amounts attributable to FIS common stockholders:
Earnings from continuing operations, net of tax	690.5		490.0		538.3
Earnings (loss) from discontinued operations, net of tax	(11.4)		3.1		(77.1)
Net earnings attributable to FIS common stockholders	$ 679.1		$ 493.1		$ 461.2

[1]	Amounts may not sum due to rounding.